Investment Objectives and Goals	Jul. 25, 2025
T. Rowe Price Target 2005 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Target 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.